Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beginning of Period	$ (19,437)	$ (18,278)	$ (18,464)
Charges to Costs and Expenses	(269)	(1,304)	(59)
Amount Utilized	0	145	245
Balance at End of Period	$ (19,706)	$ (19,437)	$ (18,278)